PROVISIONS AND CONTINGENT LIABILITIES - Changes in provisions of financial guarantees and loan commitments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	$ (29,553,003)
Ending Balance	(29,289,301)	$ (29,553,003)
Stage Three
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	(1,395,831)
Ending Balance	(1,063,936)	(1,395,831)
Stage Three | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	588,847
Ending Balance	632,531	588,847
Financial guarantees and loan commitments | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	308,233	148,331
Transfers	(31,236)	86,106
Transfer to stage 1	(125,789)	30,873
Transfer to stage 2	47,329	80,620
Transfer to stage 3	47,224	(25,387)
Provisions recognised during the period	334,596	144,687
Provisions reversed during the period	(387,951)	(71,547)
Translation adjustment	12,124	656
Ending Balance	235,766	308,233
Financial guarantees and loan commitments | Stage One | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	192,597	119,865
Transfers	(77,194)	30,893
Transfer to stage 1	(45,706)	75,694
Transfer to stage 2	(23,860)	(34,778)
Transfer to stage 3	(7,628)	(10,023)
Provisions recognised during the period	241,953	95,212
Provisions reversed during the period	(229,798)	(54,823)
Translation adjustment	7,615	1,450
Ending Balance	135,173	192,597
Financial guarantees and loan commitments | Stage Two | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	75,135	28,433
Transfers	3,221	54,918
Transfer to stage 1	(65,020)	(44,821)
Transfer to stage 2	87,990	115,398
Transfer to stage 3	(19,749)	(15,659)
Provisions recognised during the period	32,694	9,283
Provisions reversed during the period	(55,735)	(16,724)
Translation adjustment	4,462	(775)
Ending Balance	59,777	75,135
Financial guarantees and loan commitments | Stage Three | Allowance
PROVISIONS AND CONTINGENT LIABILITIES
Beginning balance	40,501	33
Transfers	42,737	295
Transfer to stage 1	(15,063)
Transfer to stage 2	(16,801)
Transfer to stage 3	74,601	295
Provisions recognised during the period	59,949	40,192
Provisions reversed during the period		(102,418)
Translation adjustment	47	(19)
Ending Balance	$ 40,816	$ 40,501